Offerings	Jul. 02, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock
Amount Registered | shares	54,731,537
Proposed Maximum Offering Price per Unit	35.82
Maximum Aggregate Offering Price	$ 1,960,483,655.34
Fee Rate	0.01381%
Amount of Registration Fee	$ 270,742.79
Offering Note	1 Consists of (i) up to 9,601,095 shares of Class A Common Stock, par value $0.0001 ("Class A Common Stock"), of Boost Run Inc. (the "Company") held by certain selling holders identified in this registration statement (collectively, the "Selling Holders") who received such shares in connection with the business combination, (ii) up to 4,628,674 shares of Class A Common Stock issued to the Sponsor and its distributees in exchange for the Class B Common Stock purchased prior to the Willow Lane IPO, (iii) up to 29,533,018 shares of Class A Common Stock issuable upon the conversion of 29,533,018 shares of Class B Common Stock, par value $0.0001 per share, of the Company, held by certain Selling Holders, and (iv) up to 10,968,750 shares of Class A Common Stock issuable as earnout consideration, consisting of up to 7,875,000 issuable to Andrew Karos and up to 3,093,750 shares issuable to the Sponsor and Goodrich ILMJS LLC pursuant to the Earnout Agreement. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, based on the average of the high ($38.94) and low ($32.70) prices of the shares of Class A Common Stock as reported on The Nasdaq Global Market on June 30, 2026 (such date being within five business days of the date that this registration statement was first filed with the SEC).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Private Warrants exercisable for Class A Common Stock
Amount Registered | shares	4,007,216
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	2 Represents the resale by the Selling Holders of up to 4,007,216 warrants of the Company (the "Private Warrants"), with each Private Warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50. Pursuant to Rule 457(g) under the Securities Act of 1933, as amended (the "Securities Act"), no separate registration fee is required with respect to the Private Warrants because the shares of Class A Common Stock issuable upon exercise of the Private Warrants are being registered hereby.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock underlying the Private Warrants
Amount Registered | shares	4,007,216
Proposed Maximum Offering Price per Unit	35.82
Maximum Aggregate Offering Price	$ 143,538,477.12
Fee Rate	0.01381%
Amount of Registration Fee	$ 19,822.66
Offering Note	3 Represents 4,007,216 shares of Class A Common Stock issuable upon the exercise of the Private Warrants. Pursuant to Rule 457(g) under the Securities Act, and solely for purposes of calculating the registration fee, the proposed maximum offering price per share is based on $35.82, which is the highest of (i) $11.50, the exercise price of the Private Warrants, (ii) $35.82, the proposed maximum offering price per share of the Class A Common Stock included in this registration statement, and (iii) $35.82, the price of the Class A Common Stock determined in accordance with Rule 457(c) under the Securities Act. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the registration fee with respect to the Private Warrants has been allocated to the shares of Class A Common Stock underlying the Private Warrants and included in the registration fee with respect to such shares.